Horizon Defined Risk Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 102.0%		Shares	Value
Banking - 3.3%
Bank of America Corp.		91,915	$3,172,906
Citigroup, Inc.		25,559	1,418,269
Citizens Financial Group, Inc.		6,226	195,434
Comerica, Inc.		1,756	86,711
Fifth Third Bancorp		9,112	312,906
Huntington Bancshares, Inc.		19,175	250,042
JPMorgan Chase & Co.		38,606	7,183,032
KeyCorp		12,515	178,589
M&T Bank Corp.		2,216	309,664
PNC Financial Services Group, Inc.		5,329	784,429
Regions Financial Corp.		12,421	231,403
Truist Financial Corp.		17,765	621,420
US Bancorp		20,827	873,901
Wells Fargo & Co.		48,487	2,695,392
Zions Bancorp NA		1,981	78,111
			18,392,209

Consumer Discretionary Products - 2.5%
Aptiv PLC(a)		3,783	300,711
BorgWarner, Inc.		3,145	97,904
DR Horton, Inc.		4,026	601,645
Ford Motor Co.		52,529	653,461
General Motors Co.		18,292	749,606
Hasbro, Inc.		1,703	85,644
Lennar Corp., - Class A		3,341	529,582
Masco Corp.		3,010	231,048
Mohawk Industries, Inc.(a)		685	81,255
Nike, Inc. - Class B		16,347	1,698,943
NVR, Inc.(a)		40	305,023
PulteGroup, Inc.		2,880	312,134
Ralph Lauren Corp., Class A		540	100,397
Tapestry, Inc.		3,101	147,391
Tesla, Inc.(a)(g)		36,914	7,452,197
VF Corp.		4,432	72,419
Whirlpool Corp.		727	78,073
			13,497,433

Consumer Discretionary Services - 1.6%
Caesars Entertainment, Inc.(a)		2,839	123,411
Carnival Corp.(a)		13,438	213,127
Chipotle Mexican Grill, Inc.(a)		367	986,779
Darden Restaurants, Inc.		1,618	276,209
Domino's Pizza, Inc.		470	210,725
Hilton Worldwide Holdings, Inc.		3,424	699,592
Las Vegas Sands Corp.		4,935	269,056
Live Nation Entertainment, Inc.(a)		1,893	183,583
Marriott International, Inc. - Class A		3,295	823,322
McDonald's Corp.		9,686	2,831,023
MGM Resorts International(a)		3,649	157,929
Norwegian Cruise Line Holdings Ltd.(a)		5,544	107,498
Royal Caribbean Cruises Ltd.(a)		3,153	388,922
Starbucks Corp.		15,256	1,447,794
Wynn Resorts Ltd.		1,297	136,444
Yum! Brands, Inc.		3,749	518,937
			9,374,351

Consumer Staple Products - 4.1%
Altria Group, Inc.		23,617	966,171
Brown-Forman Corp. - Class B		2,417	145,576
Campbell Soup Co.		2,632	112,228
Church & Dwight Co., Inc.		3,272	327,593
Clorox Co.		1,658	254,188
Coca-Cola Co.		51,965	3,118,940
Colgate-Palmolive Co.		10,995	951,287
Conagra Brands, Inc.		6,354	178,420
Constellation Brands, Inc. - Class A		2,159	536,555
Estee Lauder Cos., Inc. - Class A		3,107	461,638
General Mills, Inc.		7,764	498,294
Hershey Co.		2,007	377,155
Hormel Foods Corp.		3,861	136,371
J M Smucker Co.		1,370	164,633
Kellanova		3,527	194,514
Kenvue, Inc.		23,076	438,444
Keurig Dr Pepper, Inc.		13,463	402,678
Kimberly-Clark Corp.		4,526	548,415
Kraft Heinz Co.		10,629	374,991
Lamb Weston Holdings, Inc.		1,918	196,039
McCormick & Co., Inc.		3,356	231,094
Molson Coors Brewing Co. - Class B		2,482	154,926
Mondelez International, Inc. - Class A		18,182	1,328,559
Monster Beverage Corp.(a)		9,866	583,081
PepsiCo, Inc.		18,360	3,035,642
Philip Morris International, Inc.		20,744	1,866,130
Procter & Gamble Co.		31,470	5,001,843
Tyson Foods, Inc., - Class A		3,830	207,739
			22,793,144

Financial Services - 2.7%
American Express Co.		7,689	1,687,120
Ameriprise Financial, Inc.		1,352	550,751
Bank of New York Mellon Corp.		10,271	576,100
BlackRock, Inc.		1,868	1,515,583
Blackstone, Inc.		9,485	1,212,373
Capital One Financial Corp.		5,084	699,609
CBOE Global Markets, Inc.		1,410	270,720
Charles Schwab Corp.		19,881	1,327,653
CME Group, Inc.		4,810	1,059,884
Discover Financial Services		3,345	403,742
Franklin Resources, Inc.		3,823	104,941
Goldman Sachs Group, Inc.		4,356	1,694,703
Intercontinental Exchange, Inc.		7,658	1,060,020
Invesco, Ltd.		6,063	93,431
Morgan Stanley		16,881	1,452,441
Nasdaq, Inc.		4,525	254,305
Northern Trust Corp.		2,771	227,582
Raymond James Financial, Inc.		2,515	302,605
State Street Corp.		4,123	303,989
Synchrony Financial		5,524	228,141
T. Rowe Price Group, Inc.		2,998	339,823
			15,365,516

Health Care - 12.8%
Abbott Laboratories		23,175	2,749,482
AbbVie, Inc.(g)		23,582	4,151,611
ABIOMED Inc.(a)(b)		495	0
Agilent Technologies, Inc.		3,909	536,940
Align Technology, Inc.(a)		953	288,206
Amgen, Inc.		7,152	1,958,432
Baxter International, Inc.		6,770	277,028
Becton Dickinson & Co.		3,877	913,227
Biogen, Inc.(a)		1,933	419,442
Bio-Rad Laboratories, Inc. - Class A(a)		278	90,595
Bio-Techne Corp.		2,109	155,159
Boston Scientific Corp.(a)		19,571	1,295,796
Bristol-Myers Squibb Co.(g)		27,166	1,378,675
Cardinal Health, Inc.		3,292	368,638
Catalent, Inc.(a)		2,415	138,476
Cencora, Inc.		2,230	525,388
Centene Corp.(a)		7,135	559,598
Charles River Laboratories International, Inc.(a)		681	173,103
Cigna Corp.		3,909	1,313,971
Cooper Cos., Inc.		2,646	247,666
CVS Health Corp.		17,169	1,276,859
Danaher Corp.(g)		8,786	2,224,088
DaVita, Inc.(a)		720	91,418
Dentsply Sirona, Inc.		2,833	92,582
Dexcom, Inc.(a)		5,172	595,142
Edwards Lifesciences Corp.(a)		8,101	687,532
Elevance Health, Inc.(g)		3,138	1,572,923
Eli Lilly & Co.(g)		10,649	8,025,939
GE HealthCare Technologies, Inc.(g)		5,230	477,394
Gilead Sciences, Inc.		16,656	1,200,898
HCA Healthcare, Inc.		2,645	824,447
Henry Schein, Inc.(a)		1,747	133,593
Hologic, Inc.(a)		3,278	241,916
Humana, Inc.		1,645	576,276
IDEXX Laboratories, Inc.(a)		1,110	638,505
Illumina, Inc.(a)		2,106	294,482
Incyte Corp.(a)		2,486	145,083
Insulet Corp.(a)		933	153,012
Intuitive Surgical, Inc.(a)		4,700	1,812,320
IQVIA Holdings, Inc.(a)		2,451	605,789
Johnson & Johnson		32,146	5,187,721
Laboratory Corp. of America Holdings		1,133	244,535
McKesson Corp.		1,777	926,546
Medtronic PLC		17,791	1,483,058
Merck & Co., Inc.		33,840	4,302,756
Mettler-Toledo International, Inc.(a)		289	360,447
Moderna, Inc.(a)		4,423	407,978
Molina Healthcare, Inc.(a)		776	305,674
Pfizer, Inc.		75,469	2,004,457
Quest Diagnostics, Inc.		1,489	185,961
Regeneron Pharmaceuticals, Inc.(a)		1,426	1,377,644
ResMed, Inc.		1,962	340,839
Revvity, Inc.		1,662	182,139
STERIS PLC		1,320	307,441
Stryker Corp.		4,519	1,577,447
Teleflex, Inc.		628	139,912
Thermo Fisher Scientific, Inc.(g)		5,160	2,942,129
UnitedHealth Group, Inc.		12,354	6,097,935
Universal Health Services, Inc. - Class B		815	136,154
Vertex Pharmaceuticals, Inc.(a)		3,441	1,447,766
Viatris, Inc.		16,048	198,514
Waters Corp.(a)		791	266,899
West Pharmaceutical Services, Inc.		988	354,060
Zimmer Biomet Holdings, Inc.		2,797	347,835
Zoetis, Inc.		6,131	1,215,961
			71,553,439

Industrial Products - 5.7%
3M Co.		7,383	680,122
Allegion PLC		1,172	149,864
AMETEK, Inc.		3,080	554,954
Amphenol Corp. - Class A		7,971	870,752
AO Smith Corp.		1,642	136,122
Axon Enterprise, Inc.(a)		941	289,235
Boeing Co.(a)		7,582	1,544,605
Carrier Global Corp.		11,203	622,663
Caterpillar, Inc.(g)		6,820	2,277,607
Cummins, Inc.		1,894	508,747
Deere & Co.		3,578	1,306,149
Dover Corp.		1,869	309,095
Eaton Corp. PLC		5,334	1,541,526
Emerson Electric Co.		7,615	813,663
Fortive Corp.		4,709	400,877
Generac Holdings, Inc.(a)		834	93,833
General Dynamics Corp.		3,019	824,942
General Electric Co.		14,550	2,282,749
Honeywell International, Inc.(g)		8,804	1,749,619
Howmet Aerospace, Inc.		5,242	348,855
Hubbell, Inc.		715	272,179
Huntington Ingalls Industries, Inc.		531	154,850
IDEX Corp.		1,005	237,080
Illinois Tool Works, Inc.		3,658	958,945
Ingersoll Rand, Inc.		5,411	494,187
Johnson Controls International PLC		9,104	539,594
Keysight Technologies, Inc.(a)		2,373	366,154
L3Harris Technologies, Inc.		2,529	535,288
Lockheed Martin Corp.		2,950	1,263,308
Nordson Corp.		719	191,002
Northrop Grumman Corp.		1,893	872,711
Otis Worldwide Corp.		5,465	520,815
PACCAR, Inc.		6,985	774,567
Parker-Hannifin Corp.		1,715	918,297
Pentair PLC		2,192	170,516
Rockwell Automation, Inc.		1,532	436,743
RTX Corp.		19,203	1,721,933
Snap-on, Inc.		707	194,892
Stanley Black & Decker, Inc.		2,056	183,580
TE Connectivity, Ltd.		4,150	595,774
Textron, Inc.		2,619	233,274
Trane Technologies PLC		3,056	861,700
TransDigm Group, Inc.		738	869,172
Trimble, Inc.(a)		3,325	203,457
Veralto Corp.		2,932	253,383
Wabtec Corp.		2,397	338,672
Xylem, Inc.		3,195	405,925
			31,873,977

Industrial Services - 2.3%
American Airlines Group, Inc.(a)		8,730	136,886
CH Robinson Worldwide, Inc.		1,557	115,343
Cintas Corp.		1,155	726,045
CSX Corp.		26,386	1,001,085
Delta Air Lines, Inc.		8,602	363,607
Expeditors International of Washington, Inc.		1,941	232,144
Fastenal Co.		7,639	557,723
FedEx Corp.		3,088	768,819
Jacobs Solutions, Inc.		1,686	247,252
JB Hunt Transport Services, Inc.		1,092	225,291
Norfolk Southern Corp.		3,019	764,954
Old Dominion Freight Line, Inc.		1,198	530,091
Quanta Services, Inc.		1,943	469,254
Republic Services, Inc.		2,741	503,248
Robert Half, Inc.		1,433	115,213
Rollins, Inc.		3,748	165,174
Southwest Airlines Co.		7,951	272,481
Union Pacific Corp.(g)		8,145	2,066,305
United Airlines Holdings, Inc.(a)		4,378	199,155
United Parcel Service, Inc. - Class B(g)		9,667	1,433,229
United Rentals, Inc.		905	627,409
Waste Management, Inc.		4,895	1,006,657
WW Grainger, Inc.		589	573,368
			13,100,733

Insurance - 4.0%
Aflac, Inc.		7,100	573,254
Allstate Corp.		3,500	558,320
American International Group, Inc.		9,374	683,271
Aon PLC - Class A		2,674	844,957
Arch Capital Group Ltd.(a)		4,955	434,008
Arthur J Gallagher & Co.		2,877	701,787
Assurant, Inc.		709	128,648
Berkshire Hathaway, Inc. - Class B(a)		24,296	9,946,782
Brown & Brown, Inc.		3,153	265,514
Chubb Ltd.		5,448	1,371,099
Cincinnati Financial Corp.		2,098	239,172
Everest Group Ltd.		575	212,106
Globe Life, Inc.		1,143	145,081
Hartford Financial Services Group, Inc.		4,016	384,893
Loews Corp.		2,445	183,693
Marsh & McLennan Cos., Inc.		6,585	1,331,948
MetLife, Inc.		8,303	579,051
Principal Financial Group, Inc.		2,930	236,920
Progressive Corp.		7,826	1,483,497
Prudential Financial, Inc.		4,821	525,441
Travelers Cos., Inc.		3,050	673,928
Willis Towers Watson PLC		1,379	375,929
WR Berkley Corp.		2,722	227,559
			22,106,858

Materials - 2.3%
Air Products & Chemicals, Inc.		2,970	695,099
Albemarle Corp.(c)		1,569	216,287
Amcor PLC		19,303	174,885
Avery Dennison Corp.		1,078	233,419
Ball Corp.		4,195	268,564
Celanese Corp.(c)		1,329	201,968
CF Industries Holdings, Inc.		2,551	205,917
Corteva, Inc.		9,412	503,730
Dow, Inc.		9,398	525,160
DuPont de Nemours, Inc.		5,744	397,427
Eastman Chemical Co.		1,586	139,156
Ecolab, Inc.		3,395	763,332
FMC Corp.		1,681	94,792
Freeport-McMoRan, Inc.		19,170	724,818
International Flavors & Fragrances, Inc.		3,414	257,757
International Paper Co.		4,625	163,540
Linde PLC(g)		6,475	2,906,110
LyondellBasell Industries NV - Class A		3,397	340,651
Martin Marietta Materials, Inc.		828	478,344
Mosaic Co.		4,366	136,045
Newmont Goldcorp Corp.		15,414	481,688
Nucor Corp.		3,284	631,513
Packaging Corp. of America		1,206	218,515
PPG Industries, Inc.		3,138	444,341
Sherwin-Williams Co.		3,144	1,043,901
Steel Dynamics, Inc.		2,032	271,922
Vulcan Materials Co.		1,779	472,947
Westrock Co.		3,392	153,624
			13,145,452

Media - 9.1%
Airbnb, Inc. - Class A(a)		5,804	913,956
Alphabet, Inc. - Class A(a)(g)		79,028	10,942,217
Alphabet, Inc. - Class C(a)(g)		66,497	9,294,951
Booking Holdings, Inc.(a)(g)		467	1,619,944
Charter Communications, Inc. - Class A(a)		1,343	394,748
Comcast Corp. - Class A		53,614	2,297,360
Electronic Arts, Inc.		3,269	455,960
Expedia Group, Inc.(a)		1,781	243,676
Fox Corp. - Class A		3,304	98,426
Fox Corp. - Class B		1,764	48,298
Interpublic Group of Cos., Inc.		5,149	161,679
Match Group, Inc.(a)		3,630	130,825
Meta Platforms, Inc. - Class A		29,638	14,526,473
Netflix, Inc.(a)(g)		5,844	3,523,464
News Corp., - Class A		5,096	136,980
News Corp., - Class B		1,544	43,217
Omnicom Group, Inc.		2,643	233,615
Paramount Global - Class B		6,452	71,230
Take-Two Interactive Software, Inc.(a)		2,113	310,463
Uber Technologies, Inc.(a)		27,470	2,183,865
VeriSign, Inc.(a)		1,187	231,809
Walt Disney Co.		24,429	2,725,788
Warner Bros Discovery, Inc.(a)		29,638	260,518
			50,849,462

Oil & Gas - 3.8%
APA Corp.		4,107	122,348
Baker Hughes & GE Co., Class A		13,413	396,891
Chevron Corp.		23,445	3,563,874
ConocoPhillips(g)		15,857	1,784,547
Coterra Energy, Inc.		10,048	259,037
Devon Energy Corp.		8,572	377,682
Diamondback Energy, Inc.		2,393	436,770
EOG Resources, Inc.		7,783	890,842
EQT Corp.		5,492	204,028
Exxon Mobil Corp.		53,488	5,590,565
Halliburton Co.		11,953	419,192
Hess Corp.		3,699	539,129
Kinder Morgan, Inc.		25,827	449,132
Marathon Oil Corp.		7,816	189,538
Marathon Petroleum Corp.		5,072	858,335
Occidental Petroleum Corp.		8,819	534,520
ONEOK, Inc.		7,792	585,335
Phillips 66		5,876	837,389
Pioneer Natural Resources Co.		3,120	733,793
Schlumberger, Ltd.		19,014	918,947
Targa Resources Corp.		2,993	294,032
Valero Energy Corp.		4,547	643,219
Williams Cos., Inc.		16,264	584,528
			21,213,673

Real Estate - 2.3%
Alexandria Real Estate Equities, Inc.		2,085	260,062
American Tower Corp.		6,235	1,239,892
AvalonBay Communities, Inc.		1,874	331,754
Boston Properties, Inc.		1,880	121,674
Camden Property Trust		1,428	134,917
CBRE Group, Inc. - Class A(a)		4,071	374,084
Crown Castle, Inc.		5,797	637,322
Digital Realty Trust, Inc.		4,050	594,581
Equinix, Inc.		1,251	1,111,914
Equity Residential		4,572	275,280
Essex Property Trust, Inc.		858	198,541
Extra Space Storage, Inc.		2,823	397,958
Federal Realty Investment Trust		980	98,833
Healthpeak Properties, Inc.		7,326	122,711
Host Hotels & Resorts, Inc.		9,515	197,341
Invitation Homes, Inc.		7,692	262,066
Iron Mountain, Inc.		3,897	306,460
Kimco Realty Corp.		8,174	161,518
Mid-America Apartment Communities, Inc.		1,548	194,553
Prologis, Inc.		12,348	1,645,618
Public Storage		2,115	600,385
Realty Income Corp.		9,662	503,487
Regency Centers Corp.		2,198	136,166
SBA Communications Corp.		1,446	302,547
Simon Property Group, Inc.		4,358	645,594
UDR, Inc.		4,054	143,917
Ventas, Inc.		5,365	226,886
VICI Properties, Inc.		13,815	413,483
Welltower, Inc.		7,402	682,168
Weyerhaeuser Co.		9,775	336,065
			12,657,777

Renewable Energy - 0.1%
Enphase Energy, Inc.(a)		1,823	231,539
First Solar, Inc.(a)		1,429	219,909
			451,448

Retail & Wholesale - Discretionary - 6.5%
Amazon.com, Inc.(a)(g)		121,416	21,461,493
AutoZone, Inc.(a)		235	706,415
Bath & Body Works, Inc.		3,043	139,065
Best Buy Co., Inc.		2,599	210,207
Builders FirstSource, Inc.(a)		1,648	321,657
CarMax, Inc.(a)		2,117	167,243
Copart, Inc.(a)		11,629	618,081
eBay, Inc.		6,931	327,698
Etsy, Inc.(a)		1,599	114,632
Genuine Parts Co.		1,877	280,161
Home Depot, Inc.		13,355	5,083,047
LKQ Corp.		3,581	187,250
Lowe's Cos., Inc.(g)		7,707	1,854,844
Lululemon Athletica, Inc.(a)		1,536	717,450
O'Reilly Automotive, Inc.(a)		789	857,974
Pool Corp.		517	205,828
Ross Stores, Inc.		4,522	673,597
TJX Cos., Inc.		15,276	1,514,463
Tractor Supply Co.(c)		1,444	367,238
Ulta Beauty, Inc.(a)		658	360,952
			36,169,295

Retail & Wholesale - Staples - 2.0%
Archer-Daniels-Midland Co.		7,125	378,409
Bunge Global SA		1,939	182,983
Costco Wholesale Corp.(g)		5,913	4,398,622
Dollar General Corp.		2,932	426,049
Dollar Tree, Inc.(a)		2,790	409,237
Kroger Co.		8,733	433,244
Sysco Corp.		6,759	547,276
Target Corp.		6,163	942,446
Walgreens Boots Alliance, Inc.		9,606	204,224
Walmart, Inc.		57,143	3,349,151
			11,271,641

Software & Tech Services - 16.4%
Accenture PLC - Class A(g)		8,381	3,141,031
Adobe, Inc.(a)		6,082	3,407,623
Akamai Technologies, Inc.(a)		2,015	223,504
ANSYS, Inc.(a)		1,160	387,637
Autodesk, Inc.(a)		2,859	738,108
Automatic Data Processing, Inc.		5,492	1,379,206
Broadridge Financial Solutions, Inc.		1,574	320,435
Cadence Design Systems, Inc.(a)		3,632	1,105,508
CDW Corp./DE		1,794	441,701
Ceridian HCM Holding, Inc.(a)		2,047	142,799
Cognizant Technology Solutions Corp., - Class A		6,695	529,039
CoStar Group, Inc.(a)		5,444	473,791
EPAM Systems, Inc.(a)		764	232,562
Equifax, Inc.		1,641	448,961
FactSet Research Systems, Inc.		510	235,916
Fair Isaac Corp.(a)		331	420,340
Fidelity National Information Services, Inc.		7,920	547,985
Fiserv, Inc.(a)		8,014	1,196,250
FleetCor Technologies, Inc.(a)		964	269,216
Fortinet, Inc.(a)		8,511	588,195
Gartner, Inc.(a)		1,042	485,114
Gen Digital, Inc.		7,531	161,841
Global Payments, Inc.		3,479	451,226
International Business Machines Corp.		12,180	2,253,665
Intuit, Inc.(g)		3,743	2,481,197
Jack Henry & Associates, Inc.		975	169,426
Leidos Holdings, Inc.		1,821	232,833
MarketAxess Holdings, Inc.		502	107,132
MasterCard, Inc. - Class A		11,059	5,250,371
Microsoft Corp.(g)		99,244	41,051,287
Moody's Corp.		2,105	798,679
MSCI, Inc.		1,058	593,506
Oracle Corp.		21,214	2,369,180
Palo Alto Networks, Inc.(a)		4,149	1,288,472
Paychex, Inc.		4,296	526,776
Paycom Software, Inc.		651	118,736
PayPal Holdings, Inc.(a)		14,396	868,655
PTC, Inc.(a)		1,591	291,169
Roper Technologies, Inc.		1,419	772,972
S&P Global, Inc.		4,325	1,852,744
Salesforce, Inc.(a)		12,992	4,012,189
ServiceNow, Inc.(a)		2,727	2,103,444
Synopsys, Inc.(a)		2,035	1,167,541
Tyler Technologies, Inc.(a)		557	243,487
Verisk Analytics, Inc.		1,937	468,560
Visa, Inc. - Class A		21,285	6,015,991
			92,366,000

Tech Hardware & Semiconductors - 17.3%
Advanced Micro Devices, Inc.(a)(g)		21,577	4,154,220
Analog Devices, Inc.		6,655	1,276,562
Apple, Inc.(g)		195,212	35,284,568
Applied Materials, Inc.(g)		11,172	2,252,499
Arista Networks, Inc.(a)		3,356	931,424
Broadcom, Inc.(g)		5,862	7,623,472
Cisco Systems, Inc.		54,092	2,616,430
Corning, Inc.		10,214	329,299
F5, Inc.(a)		793	148,465
Garmin, Ltd.		2,048	281,293
Hewlett Packard Enterprise Co.		17,133	260,936
HP, Inc.		11,593	328,430
Intel Corp.		56,285	2,423,069
Jabil, Inc.		1,708	246,106
Juniper Networks, Inc.		4,297	159,118
KLA Corp.		1,816	1,239,057
Lam Research Corp.		1,760	1,651,320
Microchip Technology, Inc.		7,226	607,996
Micron Technology, Inc.		14,636	1,326,168
Monolithic Power Systems, Inc.		638	459,386
Motorola Solutions, Inc.		2,216	732,144
NetApp, Inc.		2,791	248,734
NVIDIA Corp.		32,983	26,093,510
NXP Semiconductors NV		3,450	861,568
ON Semiconductor Corp.(a)		5,751	453,869
Qorvo, Inc.(a)		1,311	150,175
QUALCOMM, Inc.(g)		14,863	2,345,233
Seagate Technology Holdings PLC		2,580	240,069
Skyworks Solutions, Inc.		2,138	224,319
Teledyne Technologies, Inc.(a)		627	267,898
Teradyne, Inc.(c)		2,043	211,634
Texas Instruments, Inc.(g)		12,136	2,030,717
Western Digital Corp.(a)		4,283	254,710
Zebra Technologies Corp. - Class A(a)		685	191,444
			97,905,842

Telecommunications - 0.9%
AT&T, Inc.		95,568	1,617,966
T-Mobile US, Inc.		6,797	1,109,950
Verizon Communications, Inc.		56,188	2,248,644
			4,976,560

Utilities - 2.2%
AES Corp.		8,963	136,238
Alliant Energy Corp.		3,368	160,822
Ameren Corp.		3,466	246,745
American Electric Power Co., Inc.		7,022	598,204
American Water Works Co., Inc.		2,589	306,900
Atmos Energy Corp.		1,988	224,465
CenterPoint Energy, Inc.		8,443	232,183
CMS Energy Corp.		3,907	224,145
Consolidated Edison, Inc.		4,617	402,649
Constellation Energy Corp.		4,266	718,608
Dominion Energy, Inc.		11,175	534,500
DTE Energy Co.		2,755	298,504
Duke Energy Corp.		10,313	947,043
Edison International		5,113	347,786
Entergy Corp.		2,826	287,037
Evergy, Inc.		3,078	152,484
Eversource Energy		4,673	274,305
Exelon Corp.		13,325	477,568
FirstEnergy Corp.		6,906	252,829
NextEra Energy, Inc.		27,390	1,511,653
NiSource, Inc.		5,407	140,906
NRG Energy, Inc.		3,016	166,845
PG&E Corp.		28,003	467,370
Pinnacle West Capital Corp.		1,500	102,495
PPL Corp.		9,816	258,848
Public Service Enterprise Group, Inc.		6,680	416,832
Sempra		8,418	594,311
Southern Co.		14,577	980,302
WEC Energy Group, Inc.		4,224	331,542
Xcel Energy, Inc.		7,330	386,218
			12,180,337
TOTAL COMMON STOCKS (Cost $436,331,254)			571,245,147

PURCHASED OPTIONS - 0.5%(d)(e)	Notional Amount	Contracts	Value
Put Options - 0.5%			$–
S&P 500 Index(h)		–	$–
Expiration: 03/15/2024; Exercise Price: $4,700.00	186,013,855	365	80,300
Expiration: 04/19/2024; Exercise Price: $4,700.00	191,110,125	375	425,625
Expiration: 05/17/2024; Exercise Price: $5,000.00	191,110,125	375	2,272,500
Total Put Options			2,778,425
TOTAL PURCHASED OPTIONS (Cost $9,792,612)			2,778,425

SHORT-TERM INVESTMENTS - 0.7%
Investments Purchased with Proceeds from Securities Lending - 0.2%		Shares
First American Government Obligations Fund - Class X, 5.16%(f)		861,001	861,001

Money Market Funds - 0.5%		Shares
First American Treasury Obligations Fund - Class X, 5.23%(f)		3,091,856	3,091,856
TOTAL SHORT-TERM INVESTMENTS (Cost $3,952,857)			3,952,857

TOTAL INVESTMENTS - 103.2% (Cost $450,076,723)			$577,976,429
Liabilities in Excess of Other Assets - (3.2)%			(17,799,016)
TOTAL NET ASSETS - 100.0%			$560,177,413

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 29, 2024.

(c)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $863,393 which represented 0.2% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f) (g) (h)
The rate shown represents the 7-day effective yield as of February 29, 2024.
All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $103,672,171, which is 18.5% of total net assets.
Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Defined Risk Fund
Schedule of Options Written
as of February 29, 2024 (Unaudited)

OPTIONS WRITTEN - (3.0)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (2.9)%
S&P 500 Index	0	0	–
Expiration: 03/15/2024; Exercise Price: $5,025.00	$(50,962,700)	(100)	$(933,000)
Expiration: 03/15/2024; Exercise Price: $4,900.00	(101,925,400)	(200)	(4,114,000)
Expiration: 04/19/2024; Exercise Price: $4,925.00	(191,110,125)	(375)	(8,463,750)
Expiration: 05/17/2024; Exercise Price: $5,250.00	(191,110,125)	(375)	(2,223,750)
Total Call Options			(15,734,500)

Put Options - (0.1)%
S&P 500 Index	0	0	–
Expiration: 03/15/2024; Exercise Price: $4,425.00	(186,013,855)	(365)	(44,713)
Expiration: 04/19/2024; Exercise Price: $4,400.00	(191,110,125)	(375)	(195,000)
Expiration: 05/17/2024; Exercise Price: $4,700.00	(191,110,125)	(375)	(793,125)
Total Put Options			(1,032,838)
TOTAL OPTIONS WRITTEN (Premiums received $9,370,337)			(16,767,338)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Horizon Defined Risk Fund
	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$571,245,147	$–	$0	(a)	$571,245,147
Purchased Options	–	2,778,425	–		2,778,425
Investments Purchased with Proceeds from Securities Lending	861,001	–	–		861,001
Money Market Funds	3,091,856	–	–		3,091,856
Total Assets	$575,198,004	$2,778,425	$0	(a)	$577,976,429

Liabilities:
Options Written	–	(16,767,338)	–		(16,767,338)
Total Liabilities	$–	$(16,767,338)	$–		$(16,767,338)

Refer to the Schedule of Investments for industry classifications.

(a)	Amount is less than $0.50.